Capital Structure, Financial Risk and Related Items - Financial Assets and Liabilities - Narrative (Details) € in Millions, kr in Millions	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 DKK (kr)
Collaboration Agreements
Other investments	kr 1,081		kr 149
CureVac
Collaboration Agreements
Other investments	kr 1,067	€ 20